Taxation - Additional Information (Detail) $ in Thousands, $ in Millions			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 14, 2008	Mar. 16, 2007	Nov. 30, 2021	Aug. 31, 2006	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 HKD ($)
Income Tax Disclosure [Line Items]
Profits tax rate							17.00%	17.00%	9.00%	19.00%
Cash paid for income taxes							¥ 963,249,000	$ 139,658	¥ 574,939,000	¥ 367,004,000
Preferential statutory tax rate for high and new technology enterprises			15.00%
Period of full tax exemption										2 years
Income taxes reduction percentage									50.00%	50.00%
Income tax reduction period										3 years
Significant change in unrecognized tax benefits within 12 months					¥ 0		0		¥ 0
Significant unrecognized tax benefits					0		¥ 0		¥ 0
Reversal of income tax expense					220,200,000	¥ 144,100,000				¥ 76,100,000	¥ 33,800,000
Tax loss carry-forward limitation period							The applicable carry-forward limitation period is 5 years under the PRC EIT law.	The applicable carry-forward limitation period is 5 years under the PRC EIT law.
Tax Slab Rate One [Member]
Income Tax Disclosure [Line Items]
Income tax slab limit | $												$ 2
Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Total tax loss carry forwards							¥ 589,661,000
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year							2023	2023
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year							2027	2027
PRC Subsidiary [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate		25.00%
Preferential statutory tax rate for high and new technology enterprises	15.00%								12.50%	12.50%	12.50%
Percentage of income tax rate for its global income							25.00%	25.00%
Foreign investment enterprise tax withholding rate							10.00%	10.00%
Dividend withholding tax							¥ 74,000,000		¥ 58,000,000
Deferred tax liabilities					0		0		0
Unrecognized deferred tax liabilities related to undistributed profits					¥ 4,604,000,000		6,466,000,000		4,604,000,000
Undistributed earnings							¥ 4,806,000,000
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Profits tax rate							16.50%	16.50%
Cash paid for income taxes							¥ 0		0
Estimated assessable profits tax							¥ 0		¥ 0
Hong Kong [Member] | Tax Slab Rate One [Member]
Income Tax Disclosure [Line Items]
Profits tax rate							8.25%	8.25%
Hong Kong [Member] | Tax Slab Rate Two [Member]
Income Tax Disclosure [Line Items]
Profits tax rate							16.50%	16.50%
Hong Kong [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Foreign investment enterprise tax withholding rate				5.00%
Hong Kong [Member] | PRC Subsidiary [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Minimum foreign investor direct ownership percentage to be subject to maximum tax of 5%				25.00%
Indonesia [Member]
Income Tax Disclosure [Line Items]
Profits tax rate							22.00%	22.00%